Share Based Payments - Share-based expense by award type (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 24,350	£ 30,576	£ 10,466
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	14,510	19,959
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	3,005	2,545
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	718	424
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	4,090	3,709
Clawback shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge	£ 2,027	£ 3,939